                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08600

Morgan Stanley Total Return Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2003

Date of reporting period: July 31, 2003

Item 1 - Report to Stockholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Total Return Trust performed during the annual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk. which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly you can lose money investing in this Fund.

Fund Report
For the year ended July 31, 2003

Total Return for the 12-Month Period Ended July 31, 2003

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Large-Cap Core Funds Index[2]
0.38%	–0.39%	–0.86%	0.60%	10.65%	8.63%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The 12-month period ended July 31, 2003 was a highly volatile time for the U.S. equity market. Stocks entered the period buffeted by a string of corporate governance scandals and weakening corporate results. In spite of repeated interest rate cuts by the Federal Reserve, the economy continued to languish with little sign of a near-term recovery. Uncertainty over the likelihood and timing of the potential war with Iraq only worsened investor sentiment in the first months of 2003.

These dark clouds lifted in early March, when equities began a rally that lasted through the end of the period. The rally was fueled in part by the economy, which began to show signs of strength in response to monetary and fiscal stimulus. Selected companies also posted earnings that exceeded the results implied by their low prices.

Sector performance was clearly divided during the pre- and post-rally periods. During the months when the market and economy were faltering, the strongest performing sectors were those most heavily exposed to consumer spending. By contrast, the industrial sectors of the market performed poorly as weak corporate spending kept economic activity in the doldrums.

The rally marked a complete break from these circumstances. The increasing strength of the economy coupled with low valuations of industrial stocks led to a surge in the share prices of industrial companies. Signs of improvement in capital spending also helped these stocks. The consumer sector lagged in these months as fears of rising interest rates and ongoing layoffs took their toll on consumer confidence and investors turned their attention elsewhere.

Performance Analysis

For the 12 months ended July 31, 2003, the Fund underperformed the S&P 500 Index. Much of the underperformance occurred in the late-spring rally, largely because of the strategy's orientation to less-volatile stocks. We generally underweighted technology stocks because of their low dividends and payout ratios. This held the fund back when technology stocks soared in the last months of the period. We also chose to trim the Fund's exposure to key names in the financials sector that had met our price targets. Many of those stocks continued to climb after we exited.

The Fund remained true to its investment style by focusing on stocks with above-market dividend yields and payout ratios at least equal to the broader market. This bottom-up approach led us to invest in securities in the consumer staples and discretionary sectors, as well as financial stocks. The Fund benefited from strong performance among selected holdings that experienced positive earnings surprises in the opening months of 2003. We also underweighted utilities stocks out of concern for their ability to grow cash flow; this strategy was a boon to the Fund's performance because of the general underperformance of utilities as a sector.

TOP 10 HOLDINGS
Merrill Lynch & Co Inc.	4.0%
Cisco Systems Inc.	3.9
Intel Corp.	3.0
Citigroup Inc.	2.9
American Express	2.8
Wal-Mart Stores Inc.	2.8
IMPAC Mortgage Hldgs Inc.	2.7
Microsoft Corp.	2.6
Disney (Walt) Co.	2.6
Medtronic Inc.	2.5

TOP FIVE INDUSTRIES
Financial Conglomerates	8.1%
Packaged Software	6.6
Semiconductors	6.2
Medical Specialties	6.0
Major Banks	5.0

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund seeks a high level of total return from capital growth and income by focusing primarily on equity securities issued by companies that have market capitalizations of at least $1 billion and in the view of the investment manager, are expected to pay dividends or interest income.

2.	The portfolio manager chooses specific securities by developing a long-term economic forecast, then uses the forecast to identify certain market sectors that will assist in obtaining the Fund's objective.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment — Class B

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended July 31, 2003

	Class A Shares* (since 07/28/97)		Class B Shares** (since 11/30/94)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	TRFAX		TRFBX		TRFCX		TRFDX
1 Year	0.38%	[3]	(0.39)%	[3]	(0.86)%	[3]	0.60%	[3]
	(4.89)	[4]	(5.37)	[4]	(1.85)	[4]
5 Years	(2.23)	[3]	(2.91)	[3]	(2.92)	[3]	(2.01)	[3]
	(3.28)	[4]	(3.26)	[4]	(2.92)	[4]
Since Inception	0.08	[3]	7.19	[3]	(0.63)	[3]	0.30	[3]
	(0.82)	[4]	7.19	[4]	(0.63)	[4]

Notes on Performance

(1)	The Standard and Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged. One cannot directly invest in an index. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on July 31, 2003.

Morgan Stanley Total Return Trust

Portfolio of Investments July 31, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (86.0%)
	Apparel/Footwear (1.5%)
110,000	Liz Claiborne, Inc.	$3,787,300
	Apparel/Footwear Retail (3.2%)
125,000	Chico's FAS, Inc. *	3,393,750
150,000	Pacific Sunwear of California, Inc. *	4,552,500
		7,946,250
	Biotechnology (2.2%)
50,000	Gilead Sciences, Inc. *	3,427,500
50,000	ICOS Corp. *	2,181,000
		5,608,500
	Cable/Satellite TV (1.6%)
135,000	Comcast Corp. Special (Class A) *	3,955,500
	Computer Communications (3.9%)
500,000	Cisco Systems, Inc. *	9,760,000
	Computer Peripherals (1.5%)
50,000	Zebra Technologies Corp. (Class A) *	3,879,000
	Data Processing Services (2.1%)
100,000	CheckFree Corp. *	2,691,000
65,000	First Data Corp.	2,454,400
		5,145,400
	Discount Stores (2.8%)
125,000	Wal-Mart Stores, Inc.	6,988,750
	Electrical Products (1.1%)
95,000	Molex Inc.	2,652,400
	Financial Conglomerates (8.1%)
160,000	American Express Co.	7,067,200
165,000	Citigroup Inc.	7,392,000
170,000	J.P. Morgan Chase & Co.	5,958,500
		20,417,700
	Household/Personal Care (1.7%)
115,000	Estee Lauder Companies, Inc. (The) (Class A)	4,292,950
	Industrial Conglomerates (2.3%)
200,000	General Electric Co.	5,688,000
	Information Technology Services (2.6%)
100,000	Anteon International Corp. *	$3,160,000
40,000	International Business Machines Corp.	3,250,000
		6,410,000
	Insurance Brokers/Services (1.2%)
60,000	Marsh & McLennan Companies, Inc.	2,977,200
	Integrated Oil (2.1%)
150,000	Exxon Mobil Corp.	5,337,000
	Internet Software/Services (2.7%)
375,000	BEA Systems, Inc. *	4,950,000
60,000	Yahoo! Inc. *	1,867,800
		6,817,800
	Investment Banks/Brokers (4.0%)
185,000	Merrill Lynch & Co., Inc.	10,058,450
	Major Banks (5.0%)
60,000	Bank of America Corp.	4,954,200
125,000	Bank of New York Co., Inc. (The)	3,765,000
75,000	Wells Fargo & Co.	3,789,750
		12,508,950
	Media Conglomerates (2.6%)
300,000	Disney (Walt) Co. (The)	6,576,000
	Medical Specialties (6.0%)
50,000	Bard (C.R.), Inc.	3,428,000
120,000	Medtronic, Inc.	6,180,000
35,000	Stryker Corp.	2,678,200
60,000	Zimmer Holdings, Inc. *	2,868,600
		15,154,800
	Miscellaneous Commercial Services (1.1%)
50,000	Fair Isaac Corp.	2,702,000
	Packaged Software (6.6%)
100,000	Adobe Systems Inc.	3,268,000
250,000	Microsoft Corp.	6,600,000
250,000	Oracle Corp. *	3,000,000
120,000	VERITAS Software Corp. *	3,696,000
		16,564,000

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Portfolio of Investments July 31, 2003 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major (3.0%)
45,000	Merck & Co., Inc.	$2,487,600
150,000	Pfizer Inc.	5,004,000
		7,491,600
	Pharmaceuticals: Other (2.4%)
75,000	Allergan, Inc.	6,036,000
	Precious Metals (1.5%)
55,000	Newmont Mining Corp.	1,985,500
150,000	Placer Dome Inc. (Canada)	1,849,500
		3,835,000
	Real Estate Investment Trusts (2.7%)
500,000	Impac Mortgage Holdings, Inc.	6,845,000
	Regional Banks (1.0%)
100,000	U.S. Bancorp	2,452,000
	Restaurants (2.0%)
160,000	Applebee's International, Inc.	5,104,000
	Semiconductors (6.2%)
115,000	Analog Devices, Inc. *	4,364,250
300,000	Intel Corp.	7,485,000
125,000	Power Integrations, Inc. *	3,603,750
		15,453,000
	Trucking (1.3%)
70,000	Hunt (J.B.) Tansport Services, Inc. *	3,299,800
	Total Common Stocks (Cost $188,225,572)	215,744,350

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (13.1%)
	Repurchase Agreement
$32,758	Joint repurchase agreement account 1.11% due 08/01/03 (dated 07/31/03; proceeds $32,759,010) (a) (Cost $32,758,000)	$32,758,000

Total Investments (Cost $220,983,572) (b)	99.1%	248,502,350
Other Assets in Excess of Liabilities	0.9	2,371,543
Net Assets	100.0%	$250,873,893

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $221,910,803. The aggregate gross unrealized appreciation is $30,021,924 and the aggregate gross unrealized depreciation is $3,430,377, resulting in net unrealized appreciation of $26,591,547.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Statements

Statement of Assets and Liabilities

July 31, 2003

Assets:
Investments in securities, at value (including repurchase agreements of $32,758,000) (cost $220,983,572)	$248,502,350
Receivable for:
Investments sold	3,533,494
Dividends	114,250
Shares of beneficial interest sold	31,962
Prepaid expenses and other assets	47,906
Total Assets	252,229,962
Liabilities:
Payable for:
Shares of beneficial interest redeemed	622,158
Investments purchased	300,500
Distribution fee	191,893
Investment management fee	161,598
Accrued expenses and other payables	79,920
Total Liabilities	1,356,069
Net Assets	$250,873,893
Composition of Net Assets:
Paid-in-capital	$547,915,433
Net unrealized appreciation	27,518,778
Accumulated net realized loss	(324,560,318)
Net Assets	$250,873,893
Class A Shares:
Net Assets	$12,067,527
Shares Outstanding (unlimited authorized, $.01 par value)	911,986
Net Asset Value Per Share	$13.23
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.96
Class B Shares:
Net Assets	$209,085,914
Shares Outstanding (unlimited authorized, $.01 par value)	16,502,059
Net Asset Value Per Share	$12.67
Class C Shares:
Net Assets	$11,041,635
Shares Outstanding (unlimited authorized, $.01 par value)	872,858
Net Asset Value Per Share	$12.65
Class D Shares:
Net Assets	$18,678,817
Shares Outstanding (unlimited authorized, $.01 par value)	1,391,804
Net Asset Value Per Share	$13.42

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Statements continued

Statement of Operations

For the year ended July 31, 2003

Net Investment Loss:
Income
Dividends (net of $11,074 foreign withholding tax)	$4,911,767
Interest	196,972
Total Income	5,108,739
Expenses
Distribution fee (Class A shares)	26,332
Distribution fee (Class B shares)	2,337,873
Distribution fee (Class C shares)	120,145
Investment management fee	2,079,787
Transfer agent fees and expenses	623,476
Shareholder reports and notices	69,171
Professional fees	67,168
Custodian fees	20,261
Trustees' fees and expenses	14,857
Other	15,391
Total Expenses	5,374,461
Net Investment Loss	(265,722)
Net Realized and Unrealized Gain (Loss):
Net realized loss	(66,259,581)
Net change in unrealized depreciation	57,740,675
Net Loss	(8,518,906)
Net Decrease	$(8,784,628)

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2003	FOR THE YEAR ENDED JULY 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(265,722)	$(4,175,682)
Net realized loss	(66,259,581)	(69,423,496)
Net change in unrealized depreciation	57,740,675	(61,434,497)
Net Decrease	(8,784,628)	(135,033,675)
Net decrease from transactions in shares of beneficial interest	(95,839,948)	(163,142,043)
Net Decrease	(104,624,576)	(298,175,718)
Net Assets:
Beginning of period	355,498,469	653,674,187
End of Period	$250,873,893	$355,498,469

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Notes to Financial Statements July 31, 2003

1.   Organization and Account Policies

Morgan Stanley Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified

Morgan Stanley Total Return Trust

Notes to Financial Statements July 31, 2003 continued

cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Total Return Trust

Notes to Financial Statements July 31, 2003 continued

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million, but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.

Prior to October 1, 2002, under a Sub-Advisory Agreement between the Investment Manager and TCW Investment Management Company (the "Sub-Advisor"), the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investment in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,933,825 at July 31, 2003.

Morgan Stanley Total Return Trust

Notes to Financial Statements July 31, 2003 continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $171, $578,148 and $1,971, respectively and received $10,872 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions With Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2003 aggregated $342,822,868 and $453,358,859, respectively.

For the year ended July 31, 2003, the Fund incurred brokerage commissions of $87,166 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $6,200.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Total Return Trust

Notes to Financial Statements July 31, 2003 continued

As of July 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(315,965,727)
Post-October losses	(7,667,360)
Net unrealized appreciation	26,591,547
Total accumulated losses	$(297,041,540)

*As of July 31, 2003, the Fund had a net capital loss carryforward of $315,965,727 of which $10,380,649 will expire on July 31, 2009, $206,714,352 will expire on July 31, 2010 and $98,870,726 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $265,722.

Morgan Stanley Total Return Trust

Notes to Financial Statements July 31, 2003 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2003		FOR THE YEAR ENDED JULY 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	240,033	$2,940,405	669,517	$9,877,802
Redeemed	(390,249)	(4,779,669)	(886,298)	(12,949,648)
Net decrease – Class A	(150,216)	(1,839,264)	(216,781)	(3,071,846)
CLASS B SHARES
Sold	800,117	9,497,209	2,420,600	37,569,246
Redeemed	(8,064,626)	(94,788,916)	(12,590,804)	(188,545,364)
Net decrease – Class B	(7,264,509)	(85,291,707)	(10,170,204)	(150,976,118)
CLASS C SHARES
Sold	135,937	1,596,791	177,862	2,772,489
Redeemed	(451,368)	(5,285,514)	(534,475)	(7,997,233)
Net decrease – Class C	(315,431)	(3,688,723)	(356,613)	(5,224,744)
CLASS D SHARES
Sold	287,375	3,575,059	787,039	12,616,773
Redeemed	(695,706)	(8,595,313)	(1,058,904)	(16,486,108)
Net decrease – Class D	(408,331)	(5,020,254)	(271,865)	(3,869,335)
Net decrease in Fund	(8,138,487)	$(95,839,948)	(11,015,463)	$(163,142,043)

Morgan Stanley Total Return Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,
	2003	2002	2001	2000	1999
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.18	$17.26	$23.88	$20.36	$16.78
Income (loss) from investment operations:
Net investment income (loss)‡	0.07	(0.02)	(0.07)	(0.01)	0.00
Net realized and unrealized gain (loss)	(0.02)	(4.06)	(6.16)	4.72	4.47
Total income (loss) from investment operations	0.05	(4.08)	(6.23)	4.71	4.47
Less distributions from net realized gain	—	—	(0.39)	(1.19)	(0.89)
Net asset value, end of period	$13.23	$13.18	$17.26	$23.88	$20.36
Total Return†	0.38%	(23.64)%	(26.31)%	23.77%	27.78%
Ratios to Average Net Assets(1):
Expenses	1.26%	1.22%	1.12%	1.18%	1.30%
Net investment income (loss)	0.58%	(0.14)%	(0.34)%	(0.06)%	(0.10)%
Supplemental Data:
Net assets, end of period, in thousands	$12,068	$14,003	$22,074	$16,211	$4,079
Portfolio turnover rate	131%	54%	107%	71%	79%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific purposes.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2003	2002	2001	2000	1999
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.72	$16.78	$23.41	$20.10	$16.68
Income (loss) from investment operations:
Net investment loss‡	(0.02)	(0.14)	(0.22)	(0.14)	(0.12)
Net realized and unrealized gain (loss)	(0.03)	(3.92)	(6.02)	4.64	4.43
Total income (loss) from investment operations	(0.05)	(4.06)	(6.24)	4.50	4.31
Less distributions from net realized gain	—	—	(0.39)	(1.19)	(0.89)
Net asset value, end of period	$12.67	$12.72	$16.78	$23.41	$20.10
Total Return†	(0.39)%	(24.20)%	(26.89)%	23.01%	27.04%
Ratios to Average Net Assets(1):
Expenses	2.04%	1.98%	1.91%	1.75%	1.90%
Net investment loss	(0.20)%	(0.90)%	(1.13)%	(0.63)%	(0.70)%
Supplemental Data:
Net assets, end of period, in thousands	$209,086	$302,387	$569,589	$551,685	$194,763
Portfolio turnover rate	131%	54%	107%	71%	79%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific purposes.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2003	2002	2001	2000	1999
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.70	$16.77	$23.40	$20.12	$16.66
Income (loss) from investment operations:
Net investment loss‡	(0.02)	(0.14)	(0.22)	(0.20)	(0.09)
Net realized and unrealized gain (loss)	(0.03)	(3.93)	(6.02)	4.67	4.44
Total income (loss) from investment operations	(0.05)	(4.07)	(6.24)	4.47	4.35
Less distributions from net realized gain	—	—	(0.39)	(1.19)	(0.89)
Net asset value, end of period	$12.65	$12.70	$16.77	$23.40	$20.12
Total Return†	(0.86)%	(23.91)%	(26.87)%	22.78%	27.33%
Ratios to Average Net Assets(1):
Expenses	2.03%	1.98%	1.91%	1.93%	1.72%
Net investment loss	(0.19)%	(0.90)%	(1.13)%	(0.81)%	(0.52)%
Supplemental Data:
Net assets, end of period, in thousands	$11,042	$15,091	$25,906	$21,997	$1,609
Portfolio turnover rate	131%	54%	107%	71%	79%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific purposes.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2003	2002	2001	2000	1999
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.34	$17.43	$24.05	$20.46	$16.83
Income (loss) from investment operations:
Net investment income (loss)‡	0.10	0.02	(0.03)	0.03	0.02
Net realized and unrealized gain (loss)	(0.02)	(4.11)	(6.20)	4.75	4.50
Total income (loss) from investment operations	0.08	(4.09)	(6.23)	4.78	4.52
Less distributions from net realized gain	—	—	(0.39)	(1.19)	(0.89)
Net asset value, end of period	$13.42	$13.34	$17.43	$24.05	$20.46
Total Return†	0.60%	(23.47)%	(26.12)%	24.00%	28.08%
Ratios to Average Net Assets(1):
Expenses	1.04%	0.98%	0.91%	0.93%	1.06%
Net investment income (loss)	0.80%	0.10%	(0.13)%	0.19%	0.14%
Supplemental Data:
Net assets, end of period, in thousands	$18,679	$24,018	$36,105	$24,407	$1,990
Portfolio turnover rate	131%	54%	107%	71%	79%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific purposes.

See Notes to Financial Statements

Morgan Stanley Total Return Trust

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Total Return Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Return Trust (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Return Trust as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 12, 2003

Morgan Stanley Total Return Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Total Return Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (60) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (70) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Total Return Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Total Return Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (49) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (36) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Total Return Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis Smith (37) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

38588RPT-12081H03-AP-8/03
Morgan Stanley Total Return Trust Annual Report July 31, 2003

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its
Code of Ethics.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Return Trust
Ronald E. Robison
Principal Executive Officer
September 22, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
September 22, 2003

Francis Smith
Principal Financial Officer
September 22, 2003

                                       2

                                                                    EXHIBIT 10 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
                              ADOPTED JULY 31, 2003

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       3

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly) to the detriment of the Fund;

                                       4

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the

                                       5

                  Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory
                  organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers1 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

------------
(1)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       6

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable policies and procedures; notification to
                  appropriate personnel of the investment adviser or its board;
                  or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

                                       7

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       8

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

__________________________

Date:_____________________

                                       9

                                    EXHIBIT A
                                    FUND LIST

                                 MORGAN STANLEY
                         RETAIL AND INSTITUTIONAL FUNDS
                                       AT
                                  JULY 31, 2003

RETAIL FUNDS

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS

1.       Active Assets Government Securities Trust ("AA Government")
2.       Active Assets Institutional Government Securities Trust ("AA
         Institutional Government")
3.       Active Assets Institutional Money Trust ("AA Institutional Money")
4.       Active Assets Money Trust ("AA Money")
5.       Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.       Morgan Stanley U.S. Government Money Market Trust ("Government Money")

Tax-Exempt Money Market Funds

7.       Active Assets California Tax-Free Trust ("AA California")
8.       Active Assets Tax-Free Trust ("AA Tax-Free")
9.       Morgan Stanley California Tax-Free Daily Income Trust ("California
         Tax-Free Daily")
10.      Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.      Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

         EQUITY FUNDS

12.      Morgan Stanley 21st Century Trend Fund ("21st Century Trend")*
13.      Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")*
14.      Morgan Stanley Allocator Fund ("Allocator Fund")*
15.      Morgan Stanley All Star Growth Fund ("All Star Growth")*
16.      Morgan Stanley American Opportunities Fund ("American Opportunities")*
17.      Morgan Stanley Biotechnology Fund ("Biotechnology Fund")*
18.      Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")*
19.      Morgan Stanley Developing Growth Securities Trust ("Developing
         Growth")*
20.      Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")*
21.      Morgan Stanley Equity Fund ("Equity Fund")*
22.      Morgan Stanley European Growth Fund Inc. ("European Growth")*
23.      Morgan Stanley Financial Services Trust ("Financial Services")*

                                       10

24.      Morgan Stanley Fund of Funds ("Fund of Funds")*
         o        Domestic Portfolio
         o        International Portfolio
25.      Morgan Stanley Fundamental Value Fund ("Fundamental Value")*
26.      Morgan Stanley Global Advantage Fund ("Global Advantage")*
27.      Morgan Stanley Global Dividend Growth Securities ("Global Dividend
         Growth")*
28.      Morgan Stanley Global Utilities Fund ("Global Utilities")*
29.      Morgan Stanley Growth Fund ("Growth Fund")*
30.      Morgan Stanley Health Sciences Trust ("Health Sciences")*
31.      Morgan Stanley Income Builder Fund ("Income Builder")*
32.      Morgan Stanley Information Fund ("Information Fund")*
33.      Morgan Stanley International Fund ("International Fund")*
34.      Morgan Stanley International SmallCap Fund ("International SmallCap")*
35.      Morgan Stanley International Value Equity Fund ("International Value")*
36.      Morgan Stanley Japan Fund ("Japan Fund")*
37.      Morgan Stanley KLD Social Index Fund ("KLD Social Index")*
38.      Morgan Stanley Latin American Growth Fund ("Latin American")*
39.      Morgan Stanley Market Leader Trust ("Market Leader")*
40.      Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")*
41.      Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")*
42.      Morgan Stanley Natural Resource Development Securities Inc.
         ("Natural Resource")*
43.      Morgan Stanley New Discoveries Fund ("New Discoveries")*
44.      Morgan Stanley Next Generation Trust ("Next Generation")*
45.      Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")*
46.      Morgan Stanley Real Estate Fund ("Real Estate")*
47.      Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")*
48.      Morgan Stanley S&P 500 Index Fund ("S&P500 Index")*
49.      Morgan Stanley Special Growth Fund ("Small Cap Growth")*
50.      Morgan Stanley Special Value Fund ("Special Value")*
51.      Morgan Stanley Tax-Managed Growth Fund ("Tax-Managed Growth")*
52.      Morgan Stanley Technology Fund ("Technology Fund")*
53.      Morgan Stanley Total Market Index Fund ("Total Market Index")*
54.      Morgan Stanley Total Return Trust ("Total Return")*
55.      Morgan Stanley Utilities Fund ("Utilities Fund")*
56.      Morgan Stanley Value-Added Market Series ("Value-Added")*
57.      Morgan Stanley Value Fund ("Value Fund")*

         BALANCED FUNDS

58.      Morgan Stanley Balanced Growth Fund ("Balanced Growth")*
59.      Morgan Stanley Balanced Income Fund ("Balanced Income")*

         ASSET ALLOCATION FUND

60.      Morgan Stanley Strategist Fund ("Strategist Fund")*

                                       11

TAXABLE FIXED-INCOME FUNDS

61.      Morgan Stanley Convertible Securities Trust
         ("Convertible Securities")*
62.      Morgan Stanley Diversified Income Trust ("Diversified Income")*
63.      Morgan Stanley Federal Securities Trust ("Federal Securities")*
64.      Morgan Stanley High Yield Securities Inc ("High Yield Securities")*
65.      Morgan Stanley Intermediate Income Securities ("Intermediate Income")*
66.      Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
67.      Morgan Stanley Limited Duration U.S. Treasury Trust
         ("Limited Duration Treasury")
68.      Morgan Stanley Total Return Income Securities Fund
         ("Total Return Income")*
69.      Morgan Stanley U.S. Government Securities Trust
         ("Government Securities")*

     TAX-EXEMPT FIXED-INCOME FUNDS

70.      Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")*
71.      Morgan Stanley Hawaii Municipal Trust ("Hawaii Municipal")
72.      Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
73.      Morgan Stanley Multi-State Municipal Series Trust
         ("Multi-State Series")
                  o        Arizona Series
                  o        Florida Series
                  o        New Jersey Series
                  o        Pennsylvania Series
74.      Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")*
75.      Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")*

     SPECIAL PURPOSE FUNDS

76.      Morgan Stanley Select Dimensions Investment Series
         ("Select Dimensions")
                  o        American Opportunities Portfolio
                  o        Balanced Growth Portfolio
                  o        Capital Opportunities Portfolio
                  o        Developing Growth Portfolio
                  o        Dividend Growth Portfolio
                  o        Flexible Income Portfolio
                  o        Global Equity Portfolio
                  o        Growth Portfolio
                  o        Money Market Portfolio
                  o        Utilities Portfolio
                  o        Value-Added Portfolio

77.      Morgan Stanley Variable Investment Series ("Variable Investment")
                  o        Aggressive Equity Portfolio
                  o        Dividend Growth Portfolio

                                       12

                  o        Equity Portfolio
                  o        European Growth Portfolio
                  o        Global Advantage Portfolio
                  o        Global Dividend Growth Portfolio
                  o        High Yield Portfolio
                  o        Income Builder Portfolio
                  o        Information Portfolio
                  o        Limited Duration Portfolio
                  o        Money Market Portfolio
                  o        Pacific Growth Protfolio
                  o        Quality Income Plus Portfolio
                  o        S&P 500 Index Portfolio
                  o        Strategist Portfolio
                  o        Utilities Portfolio

CLOSED-END RETAIL FUNDS

         TAXABLE FIXED-INCOME CLOSED-END FUNDS

78.      Morgan Stanley Government Income Trust ("Government Income")
79.      Morgan Stanley Income Securities Inc. ("Income Securities")
80.      Morgan Stanley Prime Income Trust ("Prime Income")

         TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS

81.      Morgan Stanley California Insured Municipal Income Trust ("California
         Insured Municipal")
82.      Morgan Stanley California Quality Municipal Securities ("California
         Quality Municipal")
83.      Morgan Stanley Insured California Municipal Securities ("Insured
         California Securities")
84.      Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
85.      Morgan Stanley Insured Municipal Income Trust ("Insured Municipal
         Income")
86.      Morgan Stanley Insured Municipal Securities ("Insured Municipal
         Securities")
87.      Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
88.      Morgan Stanley Municipal Income Opportunities Trust ("Municipal
         Opportunities")
89.      Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
         Opportunities II")
90.      Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
         Opportunities III")
91.      Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
92.      Morgan Stanley New York Quality Municipal Securities ("New York Quality
         Municipal")
93.      Morgan Stanley Quality Municipal Income Trust ("Quality Municipal
         Income")
94.      Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
         Investment")

                                       13

95.      Morgan Stanley Quality Municipal Securities ("Quality Municipal
         Securities")

*- Denotes Retail Multi-Class Fund

         TERM TRUST

1.       TCW/DW Term Trust 2003 ("Term Trust 2003")

                                       14

                               INSTITUTIONAL FUNDS

OPEN-END INSTITUTIONAL FUNDS

1.       Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

         Active Portfolios:
                  o        Active International Allocation Portfolio
                  o        Asian Equity Portfolio
                  o        Asian Real Estate Portfolio
                  o        Emerging Markets Portfolio
                  o        Emerging Markets Debt Portfolio
                  o        Equity Growth Portfolio
                  o        European Value Equity Portfolio
                  o        European Real Estate Portfolio
                  o        Focus Equity Portfolio
                  o        Global Franchise Portfolio
                  o        Global Value Equity Portfolio
                  o        International Equity Portfolio
                  o        International Magnum Portfolio
                  o        International Small Cap Portfolio
                  o        Japanese Value Equity Portfolio
                  o        Latin American Portfolio
                  o        Money Market Portfolio
                  o        Municipal Money Market Portfolio
                  o        Small Company Growth Portfolio
                  o        Technology Portfolio
                  o        U.S. Real Estate Portfolio
                  o        Value Equity Portfolio

         Inactive Portfolios:

                  o        China Growth Portfolio
                  o        Gold Portfolio
                  o        Micro-Cap Portfolio
                  o        Mortgage Backed Securities Portfolio
                  o        U.S. Equity Portfolio
                  o        Municipal Bond Portfolio

2.       Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

         Active Portfolios:

                  o        Advisory Foreign Fixed Income Portfolio

                                       15

                  o        Advisory Foreign Fixed Income II Portfolio
                  o        Advisory Mortgage Portfolio
                  o        Balanced Portfolio
                  o        Cash Reserves Portfolio
                  o        U.S. Core Fixed Income Portfolio
                  o        Equity Portfolio
                  o        Core Plus Fixed Income Portfolio
                  o        Investment Grade Fixed Income Portfolio
                  o        High Yield Portfolio
                  o        Intermediate Duration Portfolio
                  o        International Fixed income Portfolio
                  o        Limited Duration Portfolio
                  o        Mid-Cap Growth Portfolio
                  o        Multi-Asset Class Portfolio
                  o        Municipal Portfolio
                  o        Small-Cap Growth Portfolio
                  o        Strategic Small Value Portfolio
                  o        U.S. Small-Cap Growth Portfolio
                  o        U.S. Mid-Cap Core Portfolio
                  o        Value Portfolio

         Inactive Portfolios:
                  o        Balanced Plus Portfolio
                  o        Growth Portfolio
                  o        New York Municipal Portfolio
                  o        Targeted Duration Portfolio
                  o        Value II Portfolio

3.       The Universal Institutional Funds, Inc. ("Universal Funds")

         Active Portfolios:
                  o        Active International Allocation Portfolio
                  o        Core Plus Fixed Income Portfolio
                  o        Emerging Markets Debt Portfolio
                  o        Emerging Markets Equity Portfolio
                  o        Equity and Income Portfolio
                  o        Equity Growth Portfolio
                  o        Global Franchise Portfolio
                  o        Global Value Equity Portfolio
                  o        High Yield Portfolio
                  o        International Magnum Portfolio
                  o        Mid-Cap Growth Portfolio
                  o        Money Market Portfolio
                  o        Small Company Growth Portfolio

                                       16

                  o        Technology Portfolio
                  o        U.S. Mid-Cap Core Portfolio
                  o        U.S. Real Estate Portfolio
                  o        Value Portfolio

         Inactive Portfolios:

                  o        Asian Equity Portfolio
                  o        Balanced Portfolio
                  o        Capital Preservation Portfolio
                  o        Core Equity Portfolio
                  o        International Fixed Income Portfolio
                  o        Investment Grade Fixed Income Portfolio
                  o        Latin American Portfolio
                  o        Multi-Asset Class Portfolio
                  o        Targeted Duration Portfolio

4.       Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

CLOSED-END INSTITUTIONAL FUNDS

5.       Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.       Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.       Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets
         Debt")
8.       Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.       Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global
         Opportunity")
10.      Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.      The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12       The Malaysia Fund, Inc. ("Malaysia Fund")
13.      The Thai Fund, Inc. ("Thai Fund")
14.      The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END HEDGE FUND

15.      Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge
         Funds")

                                       17

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       18

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       19

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total
          Return Trust,

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

                                       20

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: September 22, 2003

                                                 Ronald E. Robison

                                                 Principal Executive Officer

                                       21

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1.     I have reviewed this report on Form N-CSR of Morgan Stanley Total
            Return Trust;

     2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.     Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.     The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     (i)    designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (ii)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     (iii)  presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.     The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       22

            a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the
                 registrant's ability to record, process, summarize, and
                 report financial data and have identified for the
                 registrant's auditors any material weaknesses in internal
                 controls; and

            b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the
                 registrant's internal controls; and

     6.     The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: September 22, 2003

                                               Francis Smith

                                               Principal Financial Officer

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Return Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 22, 2003                              Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Return Trust will be retained by Morgan Stanley
Total Return Trust and furnished to the Securities and Exchange Commission or its staff upon request.

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                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Return Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 22, 2003                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Return Trust and will be retained by Morgan
Stanley Total Return Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       25